Business combinations (Acquisition from Taishan Power) (Narrative) (Detail)	12 Months Ended
Dec. 31, 2018 CNY (¥)
Acquisition from Taishan Power [member]
Disclosure of detailed information about business combination [line items]
Revenue	¥ 743,000,000
Net loss	92,000,000
Goodwill expected to be deductible for tax purposes	0
Acquisition related cost	¥ 960,000
Laizhou Wind Power [member] | Shandong Power [member]
Disclosure of detailed information about business combination [line items]
Equity interests acquired by the Company	80.00%
Shandong Laiwu Thermal Power [member] | Shandong Power [member]
Disclosure of detailed information about business combination [line items]
Equity interests acquired by the Company	80.00%
Shandong Liaocheng Thermal Power [member] | Shandong Power [member]
Disclosure of detailed information about business combination [line items]
Equity interests acquired by the Company	75.00%